Note 10 - Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Dividends Earned for the Year Ended		Liquidation Preference
(In thousands)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Series C	$3,510	$2,206	$19,715	$16,205
Series D	2,698	-	19,535	-
Series E	322	-	6,319	-
Total	$6,530	$2,206	$45,569	$16,205